Supplemental Disclosure of Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information

Note 19. Supplemental Disclosure of Cash Flow Information

	For the Three Months Ended
	March 31,
	2026	2025
Supplemental information:
Cash paid for interest	$74,840	$40,748
Non-cash transactions:
ROU assets obtained in exchange for lease liability	-	2,342,295
NUAI shares received in exchange for sale of TCDC	10,000,000	-
Convertible notes received in exchange for sale of TCDC	$50,000,000	$-

Note 19. Supplemental Disclosure of Cash Flow Information

	For the Years Ended
	December 31,
	2025	2024
Supplemental information:
Cash paid for interest	$25,275	$2,827
Non-cash transactions:
Director issued common stock upon termination	-	15,000
Acquisition of a business through the issuance of common stocks and warrants	-	20,865,167
Settlement of related party notes payable with the issuance of common stock	-	419,601
Settlement of liabilities through the issuance of common stock	-	176,999
Acquisition of assets through the issuance of common stock	-	1,256,040
Assets held for Sale- rerecognize MDC	1,105,000	-
Bad debt expense related to MDC sale	(1,180,620)	-
ROU assets obtained in exchange for lease liability	8,153,736	1,061,831
Debt issuance converted to stock	-	(419,601)
Issuance of convertible notes receivable	15,171,072	-
Roth CH Acquisition Corp merger	$3,934,546	$-